Convertible Preferred Stock - Additional Information (Detail) - USD ($)		12 Months Ended
	May 27, 2015	Dec. 31, 2015	Dec. 31, 2014	Nov. 06, 2015	Dec. 31, 2013
Temporary Equity [Line Items]
Number of common stock issued upon conversion of convertible instrument		43,500
Common Stock [Member]
Temporary Equity [Line Items]
Number of common stock issued upon conversion of convertible instrument		1,661,030	946,371
Series A Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Series A Preferred Stock, shares outstanding		0	5,110
Dividends issued on Preferred Stock	0	105	356
Fair value of Series A Preferred Stock dividends		$ 172,000	$ 2,399,000
Conversion of preferred stock into common shares	0	3,215	166
Preferred stock, accelerated dividend payment date		May 27, 2015
Number of common stock issued upon conversion of convertible instrument		(3,215)	(166)
Preferred Stock, shares eliminated				15,000
Series A Preferred Stock, shares authorized		0	15,000
Series A Preferred Stock, shares issued		0	5,110		7,920
Series A Convertible Preferred Stock [Member] | Common Stock [Member]
Temporary Equity [Line Items]
Number of common stock issued upon conversion of convertible instrument		783,740	40,572
Tang Capital Partners, L.P. ("TCP") [Member]
Temporary Equity [Line Items]
Dividend payment terms		On May 22, 2015, the Company entered into an agreement (the “Acceleration and Conversion Agreement”) with Tang Capital Partners, L.P. (“TCP”) pursuant to which the Company and TCP agreed to accelerate the next dividend payment date from June 30, 2015 to no later than May 29, 2015, and upon payment of such dividend immediately convert the dividend shares into common stock. In connection therewith, the dividend payment date was accelerated to May 27, 2015. There were no shares of Series A convertible preferred stock (“Series A Preferred Stock”) outstanding after the completion of the Acceleration and Conversion Agreement.
Tang Capital Partners, L.P. ("TCP") [Member] | Series A Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Series A Preferred Stock, shares outstanding		0